Loss Per Share - Schedule of outstanding shares of potentially dilutive securities (Detail) - ColdQuanta Inc dba Infleqtion [Member] - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Line Items]
Excluded from the computation of diluted net loss per share attributable to common stockholders	476,842,094	413,219,535	441,896,161	397,681,377
Stock Options Outstanding [Member]
Earnings Per Share [Line Items]
Excluded from the computation of diluted net loss per share attributable to common stockholders	91,152,715	109,764,629	95,062,546	100,272,113
Redeemable Convertible Preferred Stock [Member]
Earnings Per Share [Line Items]
Excluded from the computation of diluted net loss per share attributable to common stockholders	383,532,609	300,262,886	343,641,595	294,120,984
Simple Agreements For Future Equity [Member]
Earnings Per Share [Line Items]
Excluded from the computation of diluted net loss per share attributable to common stockholders			0	631,190
Unvested Restricted Stock [Member]
Earnings Per Share [Line Items]
Excluded from the computation of diluted net loss per share attributable to common stockholders	2,156,770	3,192,020	3,192,020	2,657,090